S-K 1603, SPAC Sponsor; Conflicts of Interest	Dec. 04, 2025
Spac Sponsor Its Affiliates And Promoters Line Items
SPAC Sponsor, Controlling Persons [Table Text Block]

The post-offering ownership percentage column below assumes that the underwriters do not exercise their over-allotment option, that our initial shareholders surrender and forfeit 500,000 founder shares, and that there are 13,591,333 ordinary shares issued and outstanding after this offering.

	Before Offering		After Offering
Name and Address of Beneficial Owner(1)	Number of Shares Beneficially Owned	Approximate Percentage of Outstanding Ordinary Shares	Number of Shares Beneficially Owned	Approximate Percentage of Outstanding Ordinary Shares
Future Wealth Capital Corp. (2)(3)	3,333,333	100%	3,566,333	26.24%
Siyu Li(2)(3)	3,333,333	100%	3,566,333	26.24%
Stephen Markscheid	-	-	-	-
Shaoke Li	-	-	-	-
Andy F. Wong	-	-	-	-
Paul Cameron	-	-	-	-
All officers, directors and director nominees as a group (five individuals)(2)(3)	3,333,333	100%	3,566,333	26.24%

(1)	Unless otherwise noted, the business address of each of the following entities or individuals is c/o Future Wealth Capital Corp., 475 Brannan St, San Francisco, CA 94107.
(2)	Future Wealth Capital Corp., our sponsor, is the record holder of the shares reported herein. Mr. Siyu Li is the beneficial owner of the sponsor and has voting and dispositive power over the shares owned by the sponsor. The business address of Aurora Beacon LLC is at Ritter House, Wickhams Cay II, PO Box 3170, Road Town, Tortola VG1110, British Virgin Islands.
(3)	Assumes (i) no exercise of the over-allotment option, (ii) an aggregate of 500,000 ordinary shares have been forfeited by the sponsor as a result thereof; (iii) the purchase by the sponsor of 233,000 private units; (iv) the issuance of 25,000 representative shares; and (v) a total of 13,591,333 shares outstanding (including 10,000,000 ordinary shares issued in this offering as part of the units), 3,333,333 founder shares, 233,000 ordinary shares which are part of the private units and 25,000 representative shares).

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our initial shareholders, including our sponsor, and our directors and officers, has agreed to certain restrictions on such party’s ability to transfer, assign or sell the founder shares and private units to unaffiliated parties, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares	The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub- divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.	Future Wealth Capital Corp. Siyu Li Stephen Markscheid Shaoke Li Andy F. Wong Paul Cameron	Transfers permitted (a) to our officers or directors, any affiliates or family members of any of our officers or directors, any members of our sponsor, or any affiliates of our sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the event of our liquidation prior to our completion of our initial business combination; or (f) by virtue of the laws of the British Virgin Islands or our sponsor’s operating agreement upon dissolution of our sponsor; provided, however, that in the case of clauses (a) through (e) or (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).

private units (including the securities underlying such units)	Until 30 days after the completion of our initial business combination.	Future Wealth Capital Corp.	Same as above

Any units, rights, ordinary shares or any other securities convertible into, or exercisable, or exchangeable for, ordinary shares	180 days after the date of the prospectus	Future Wealth Capital Corp.	The Representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private units (including the securities underlying such units) pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations which will take priority over us.
Individual	Entity	Entity’s Business	Affiliation/Title
Siyu Li	FutureMoney Group	Investment	Founder
	BTC Digital Ltd.	Crypto Asset Technology	Senior Advisor

Stephen Markscheid	Aerion Capital	Financial Services	Managing Partner
	EiB Fusion	Clean Energy / Renewable Energy	Chairman
	KX Power	Energy Storage	Chairman
	Starry Sea Acquisition Corp	Special Purpose Acquisition Company	Director
	Pantages Capital Acquisition Corporation	Special Purpose Acquisition Company	Director
	Charlton Aria Acquisition Corp.	Special Purpose Acquisition Company	Director
	Four Leaf Acquisition Corp.	Special Purpose Acquisition Company	Director
	JinkoSolar Holding Co., Ltd.	Solar	Director
	Richtech Robotics Inc.	Robotics	Director
	ConnectM Technology Solutions, Inc.	Clean Energy	Director
Shaoke Li	DT Cloud Star Acquisition Corporation	Special Purpose Acquisition Company	Director

Andy F. Wong	N/A	N/A	N/A

Paul Cameron	Greater Investment Limited.	Investment Consulting	Chief Investment Officer
	East Progress Investment Consulting (Beijing) Ltd	Consulting	Principle Officer
	EliteCPA P.C.	Accounting Firm	Chairman